                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6369

                   Van Kampen Florida Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)     DESCRIPTION                                                                               COUPON   MATURITY      VALUE
          MUNICIPAL BONDS    145.9%
          FLORIDA    142.3%
$ 1,000   Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)             5.650%  10/01/28  $  1,017,490
  1,000   Broward Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                              5.000   07/01/22     1,071,100
  1,000   Canaveral, FL Port Auth Rev Port Ser B Impt & Rfdg (FGIC Insd) (a)                         5.000   06/01/17     1,090,760
    750   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                             5.750   01/01/32       751,080
    750   Cocoa, FL Wtr & Swr Rev Impt (Prerefunded @ 10/01/07) (FGIC Insd)                          5.875   10/01/26       823,020
  1,500   Collier Cnty, FL Sch Brd Ctf (FSA Insd)                                                    5.375   02/15/17     1,668,165
    750   Dade Cnty, FL Ed Fac Auth Rev Exchanged From Univ of Miami Ser B (MBIA Insd)               5.750   04/01/20       792,307
  1,035   Dade Cnty, FL Spl Oblig Cap Apprec Bd Ser B Rfdg (Prerefunded @ 10/01/08) (AMBAC Insd)         *   10/01/28       271,574
    500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                                                5.250   10/01/26       529,780
  2,640   Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                                       5.250   11/15/16     2,948,642
  1,125   Deltona, FL Util Sys Rev (MBIA Insd)                                                       5.250   10/01/22     1,249,177
    550   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                           5.950   07/01/20       559,647
    525   Florida Hsg Fin Agy Homeownership Mtg (AMT)                                                8.595   11/01/18       536,062
  1,000   Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1 (AMT) (AMBAC Insd)                        5.350   07/01/27     1,023,920
    425   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4 (AMT) (FSA Insd)                              6.250   07/01/22       430,126
  1,000   Florida Hsg Fin Corp Rev Hsg Wentworth II Apts Ser A (AMT) (AMBAC Insd)                    5.375   11/01/29     1,029,020
    960   Florida Muni Ln Council Rev Ser A (MBIA Insd)                                              5.250   11/01/17     1,071,571
  2,000   Florida Muni Ln Council Rev Ser A (MBIA Insd) (b)                                          5.000   02/01/35     2,095,420
  1,080   Florida Muni Ln Council Rev Ser B (MBIA Insd) (a)                                          5.750   11/01/13     1,236,082
    615   Florida Muni Ln Council Rev Ser B (MBIA Insd)                                              5.750   11/01/15       703,535
  1,500   Florida Muni Ln Council Rev Ser B (MBIA Insd)                                              5.750   11/01/29     1,680,135
  5,125   Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (AMT) (FGIC Insd)                 5.500   10/01/29     5,552,425
  9,775   Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg                                          5.750   06/01/22    11,009,778
  1,500   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                                         5.250   07/01/17     1,656,135
  3,500   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                                         5.500   07/01/17     3,914,400
    410   Florida St Brd of Regt Hsg Rev (MBIA Insd)                                                 5.750   07/01/14       466,924
  2,735   Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)                                         5.500   07/01/28     3,013,970

  2,360   Florida St Correctional Privatization Commn Ctf Partn (MBIA Insd) (a)                      5.375   08/01/15     2,644,333
  1,500   Florida St Dept of Trans                                                                   5.000   07/01/32     1,569,120
  3,500   Florida St Dept Trans Right of Way Ser A                                                   5.250   07/01/21     3,933,405
  1,500   Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000-A (AMBAC Insd)         5.000   07/01/11     1,598,760
  2,000   Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Protn Preservtn 2000-A (FGIC Insd)    5.250   07/01/12     2,203,640
    750   Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Protn Preservtn 2000-B (FSA Insd)     5.500   07/01/08       821,040
  1,000   Florida St Muni Pwr Agy Rev Stanton Proj Rfdg (FSA Insd)                                   5.500   10/01/14     1,136,440
  1,475   Florida St Tpk Auth Tpk Rev Dept of Trans Ser B                                            5.000   07/01/30     1,524,368
  1,635   Fort Myers, FL Util Rev Ser A Rfdg (FGIC Insd)                                             5.500   10/01/24     1,815,341
  1,245   Gainesville, FL Util Sys Rev Ser A (FSA Insd) (a)                                          5.250   10/01/18     1,394,151
  1,000   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                                   5.800   12/01/20     1,141,710
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D                         5.375   11/15/35     1,049,610
  1,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist/Sunbelt Ser A                          6.000   11/15/31     1,630,875
    500   Hillsborough Cnty, FL Capacity Assmt Rev Spl (FSA Insd)                                    5.000   03/01/16       544,100
  1,000   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B                     5.250   10/01/34     1,025,190
  2,000   Hillsborough Cnty, FL Sch Dist (AMBAC Insd)                                                5.375   10/01/19     2,240,080
    690   Hollywood, FL Cmnty Redev Agy Beach Cra                                                    5.625   03/01/24       737,769
  2,000   Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA Insd)                                         5.000   10/01/21     2,168,320
  1,085   Jacksonville, FL Excise Tax Rev Ser B (AMBAC Insd)                                         5.375   10/01/20     1,220,712
  1,000   Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)                             5.250   10/01/19     1,117,990
  2,000   Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)                             5.250   10/01/20     2,232,520
  2,000   Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                                                5.000   10/01/20     2,175,700
  1,000   Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                                                5.000   10/01/21     1,084,160
  2,250   Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                                                5.375   10/01/30     2,355,885
  1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                           5.500   11/15/32     1,048,610
  1,685   Lee Cnty, FL Arpt Rev Ser B (FSA Insd)                                                     5.750   10/01/33     1,893,030
    160   Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty Pgm Ser A (AMT)
          (GNMA Collateralized)                                                                      7.450   09/01/27       160,699
    500   Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj                                           5.500   07/01/32       514,375
  1,600   Leesburg, FL Utils Rev (FGIC Insd)                                                         5.000   10/01/34     1,681,904
  1,190   Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                                      5.125   10/01/19     1,311,451
  1,760   Miami Beach, FL (MBIA Insd)                                                                5.000   09/01/19     1,919,051
  1,200   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                                   5.750   09/01/14     1,370,100
  1,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)                         5.375   10/01/32     1,581,930
  1,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)                         5.500   10/01/16     1,123,380
  2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)                         5.750   10/01/29     2,246,920

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
  1,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                                        5.000   10/01/33     1,022,620
  2,000   Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A (AMBAC Insd)                                     5.750   04/01/29     2,238,700
  1,250   Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC Insd)                                     5.250   10/01/20     1,368,200
    500   Miami-Dade Cnty, FL Sch Brd Ser A (Prerefunded @ 05/01/11) (MBIA Insd)                     5.000   05/01/19       557,550
  2,000   Miami-Dade Cnty, FL Sch Brd Ser C (Prerefunded @ 10/01/11) (FSA Insd)                      5.500   10/01/15     2,287,660
  2,000   North Broward, FL Hosp Dist Rev Impt                                                       6.000   01/15/31     2,140,740
  1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare Sys Ser E                             6.000   10/01/26     1,060,930
  1,000   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj Ser A
          (Acquired 06/19/95, Cost $1,000,000) (c)                                                   7.000   10/01/25     1,070,890
  2,000   Osceola Cnty, FL Trans Rev Osceola Pkwy Proj Impt & Rfdg (MBIA Insd)                       5.000   04/01/21     2,170,500
  1,000   Osceola Cnty, FL Trans Rev Osceola Pkwy Proj Impt & Rfdg (MBIA Insd)                       5.000   04/01/22     1,079,640
  1,000   Palm Beach Cnty, FL Pub Impt Rev Convention Ctr Proj (Prerefunded @ 11/01/11) (FGIC Insd)  5.125   11/01/30     1,122,300
  1,000   Palm Beach Cnty, FL Sch Brd Ctf Ser A (Prerefunded @ 08/01/10) (FGIC Insd)                 5.875   08/01/21     1,156,840
  1,000   Palm Beach Cnty, FL Sch Brd Ctf Ser E Rfdg (AMBAC Insd)                                    5.250   08/01/11     1,121,130
  1,500   Palm Beach Cnty, FL Sch Brd Ser D (FSA Insd)                                               5.250   08/01/18     1,661,520
  1,000   Palm Coast, FL Util Sys Rev (MBIA Insd)                                                    5.250   10/01/20     1,116,260
  1,890   Pembroke Pines, FL Charter Sch Ser A (MBIA Insd) (a)                                       5.375   07/01/16     2,119,314
  1,500   Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                                        6.000   10/01/12     1,667,250
  1,565   Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                                        6.125   10/01/18     1,745,632
    500   Port Saint Lucie, FL Loc Opt Gas Tax Rev Impt (Prerefunded @ 09/01/06) (FGIC Insd)         5.500   03/01/15       529,430
  1,450   Port Saint Lucie, FL Util Rev (MBIA Insd)                                                  5.000   09/01/22     1,565,246
  1,000   Port Saint Lucie, FL Util Rev Ser A Impt & Rfdg (MBIA Insd)                                5.125   09/01/27     1,031,740
  2,265   Reedy Creek Impt Dist FL Ser A (MBIA Insd)                                                 5.000   06/01/23     2,429,190
  1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                          5.000   07/01/21     1,075,650
  1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                          5.000   07/01/23     1,067,160
  1,000   Seminole Cnty, FL Sales Tax Rev (FGIC Insd)                                                5.000   10/01/31     1,039,620
    500   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                           6.375   10/01/28       522,085
  1,500   South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth (AMBAC Insd)                           5.250   11/15/33     1,596,120
    500   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                                 6.375   12/01/30       521,685
  1,800   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                            5.750   07/01/29     1,874,556
  2,190   Tampa, FL Sales Tax Rev Ser A (AMBAC Insd)                                                 5.375   10/01/16     2,463,597
  2,390   University Cent FL Assn Inc FL Ctf Partn Ser A (FGIC Insd) (a)                             5.125   10/01/22     2,610,693
  1,500   Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)                           5.125   11/01/36     1,594,095

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
  1,000   Village Ctr Cmnty Dev Dist FL Ser A (MBIA Insd)                                            5.200   11/01/25     1,093,110
  1,000   Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)                                         5.250   10/01/23     1,099,760
  1,000   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero Ser A                            5.750   10/15/29     1,010,300
  1,500   Volusia Cnty, FL Gas Tax Rev (FSA Insd)                                                    5.000   10/01/22     1,624,830
  1,500   West Orange Hlthcare Dist FL Ser A                                                         5.800   02/01/31     1,579,920
  1,270   West Palm Beach, FL (a)                                                                    5.250   03/01/16     1,370,381
                                                                                                                       -------------
                                                                                                                        156,815,758
                                                                                                                       -------------

          PUERTO RICO    2.0%
  2,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser W Rfdg                                     5.500   07/01/15     2,282,760
                                                                                                                       -------------

          U. S. VIRGIN ISLANDS    1.6%
  1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                               6.375   10/01/19     1,736,190
                                                                                                                       -------------

TOTAL INVESTMENTS    145.9%
   (Cost $147,773,288)                                                                                                  160,834,708

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.5%)                                                                            (602,024)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (45.4%)                                                           (50,012,186)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $110,220,498
                                                                                                                       =============

          Percentages are calculated as a percentage of net assets applicable to common shares.
*         Zero coupon bond
(a)       The Trust owns 100% of the bond issuance.
(b)       Security purchased on a when-issued or delayed delivery basis.
(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. This restricted security comprises 1.0% of net assets applicable to common shares.
AMBAC   - AMBAC Indemnity Corp.
AMT     - Alternative Minimum Tax
FGIC    - Financial Guaranty Insurance Co.
FSA     - Financial Security Assurance Inc.
GNMA    - Government National Mortgage Association
MBIA    - Municipal Bond Investors Assurance Corp.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Florida Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005